Risks and Financial Instruments - Financial assets and liabilities exposed to floating interest rates (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of risks and financial instruments [line items]
Net liability position	R$ (6,739.2)	R$ (6,058.6)
DI [member]
Summary of risks and financial instruments [line items]
Net liability position	(5,997.9)	(5,176.4)
DI [member] | Cash equivalent [member]
Summary of risks and financial instruments [line items]
Net liability position	1,780.9	3,722.3
DI [member] | Financial Investments [member]
Summary of risks and financial instruments [line items]
Net liability position	2,610.7	2,537.3
DI [member] | Asset position foreign exchange hedging [member]
Summary of risks and financial instruments [line items]
Net liability position	19.3	33.9
DI [member] | Loans and debentures [member]
Summary of risks and financial instruments [line items]
Net liability position	(6,268.6)	(8,440.9)
DI [member] | Liability position foreign exchange hedging instruments [member]
Summary of risks and financial instruments [line items]
Net liability position	(3,318.3)	(2,205.5)
DI [member] | Liability position hedging instruments pre fixed [member]
Summary of risks and financial instruments [line items]
Net liability position	(821.9)	(823.5)
TJLP [member]
Summary of risks and financial instruments [line items]
Net liability position	(103.9)	(201.2)
TJLP [member] | Loans tjlp [member]
Summary of risks and financial instruments [line items]
Net liability position	(103.9)	(201.2)
LIBOR [member]
Summary of risks and financial instruments [line items]
Net liability position	(607.0)	(625.5)
LIBOR [member] | Asset position foreign exchange hedging instruments [member]
Summary of risks and financial instruments [line items]
Net liability position	850.3	811.6
LIBOR [member] | Loans libor [member]
Summary of risks and financial instruments [line items]
Net liability position	(1,457.3)	(1,437.1)
Tiie [member]
Summary of risks and financial instruments [line items]
Net liability position	0.0	(4.0)
Tiie [member] | Loans tiie [member]
Summary of risks and financial instruments [line items]
Net liability position	0.0	(4.0)
SELIC [member]
Summary of risks and financial instruments [line items]
Net liability position	(30.4)	(51.5)
SELIC [member] | Loans selic [member]
Summary of risks and financial instruments [line items]
Net liability position	R$ (30.4)	R$ (51.5)